Cover	Jan. 24, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 24, 2022
Entity File Number	000-30746
Entity Registrant Name	TRICCAR INC.
Entity Central Index Key	0001108645
Entity Tax Identification Number	84-4250492
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	220 Travis Street
Entity Address, Address Line Two	Suite 501
Entity Address, City or Town	Shreveport
Entity Address, State or Province	LA
Entity Address, Postal Zip Code	71101
City Area Code	(318)
Local Phone Number	425-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false